UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of principal executive offices)	(Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650 Date of fiscal year end: 12/31/2006 Date of reporting period: 09/30/2006

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
Nicholas Money Market Fund, Inc.
		AS OF: 09/30/06

			AMORTIZED COST
			--------------
Commercial Paper	(100.48%)
-------------------------------------------------------------
$1,800,000	ABN AMRO North America Finance Inc.		$ 1,791,488
	11/03/2006	5.47%
500,000	ABN AMRO North America Finance Inc.		496,143
	11/24/2006	5.36%
500,000	ABN AMRO North America Finance Inc.		496,128
	11/24/2006	5.39%
880,000	AIG Funding, Inc.		879,872
	10/03/2006	5.33%
310,000	AIG Funding, Inc.		308,963
	10/25/2006	5.33%
1,000,000	AIG Funding, Inc.		995,928
	10/30/2006	5.34%
900,000	ANZ (Delaware) Inc. Ltd.		897,074
	10/24/2006	5.46%
800,000	ANZ (Delaware) Inc. Ltd.		797,255
	10/25/2006	5.52%
1,350,000	ANZ (Delaware) Inc. Ltd.		1,342,845
	11/07/2006	5.45%
1,220,000	AT&T Inc.		1,219,465
	10/05/2006	5.36%
1,950,000	AT&T Inc.		1,943,201
	10/26/2006	5.33%
865,000	American Express Credit Corporation		861,852
	10/27/2006	5.35%
1,000,000	American Express Credit Corporation		995,779
	10/31/2006	5.34%
1,275,000	American Express Credit Corporation		1,268,133
	11/08/2006	5.36%
975,000	American Honda Finance Corporation		974,716
	10/04/2006	5.36%
2,000,000	American Honda Finance Corporation		1,995,932
	10/16/2006	5.33%
133,000	American Honda Finance Corporation		132,665
	10/19/2006	5.47%
255,000	BASF A.G.		254,367
	10/19/2006	5.38%
835,000	BASF A.G.		831,333
	11/01/2006	5.40%
2,000,000	BASF A.G.		1,974,722
	12/28/2006	5.37%
610,000	BNP Paribas Finance Inc.		607,954
	10/25/2006	5.35%
2,000,000	Bank of America Corporation		1,988,600
	11/09/2006	5.57%
900,000	Bank of America Corporation		894,487
	11/13/2006	5.37%
250,000	Bank of America Corporation		247,813
	12/01/2006	5.38%
300,000	Barclays U.S. Funding LLC		298,079
	11/15/2006	5.35%
1,210,000	Barclays U.S. Funding LLC		1,201,345
	11/20/2006	5.39%
280,000	Barclays U.S. Funding LLC		277,958
	11/21/2006	5.38%
1,300,000	Barclays U.S. Funding LLC		1,289,025
	11/29/2006	5.36%
850,000	Chevron Funding Corporation		849,631
	10/05/2006	5.32%
500,000	Chevron Funding Corporation		498,915
	10/17/2006	5.31%
230,000	Chevron Funding Corporation		229,467
	10/18/2006	5.30%
1,250,000	Citigroup Funding Inc.		1,247,394
	10/16/2006	5.51%
1,050,000	Citigroup Funding Inc.		1,046,784
	10/23/2006	5.37%
1,000,000	Citigroup Funding Inc.		993,450
	11/16/2006	5.35%
1,440,000	Credit Suisse First Boston (USA) Inc.		1,434,131
	10/30/2006	5.34%
1,130,000	Credit Suisse First Boston (USA) Inc.		1,122,914
	11/14/2006	5.37%
508,000	Danske Corporation		506,953
	10/16/2006	5.39%
1,600,000	Danske Corporation		1,595,100
	10/23/2006	5.37%
1,075,000	Danske Corporation		1,069,461
	11/06/2006	5.45%
675,000	General Electric Capital Corporation		674,601
	10/06/2006	5.45%
1,000,000	General Electric Capital Corporation		998,399
	10/13/2006	5.35%
825,000	General Electric Capital Corporation		822,955
	10/19/2006	5.36%
535,000	HSBC Finance Corporation		534,921

	10/03/2006	5.44%
515,000	HSBC Finance Corporation			513,878
	10/17/2006	5.33%
685,000	HSBC Finance Corporation			681,909
	11/02/2006	5.35%
810,000	Marshall & Ilsley Corporation			810,000
	10/02/2006	5.46%
1,750,000	Marshall & Ilsley Corporation			1,747,448
	10/12/2006	5.36%
600,000	Marshall & Ilsley Corporation			595,563
	11/22/2006	5.34%
735,000	McGraw-Hill Companies, Inc. (The)			734,894
	10/03/2006	5.30%
900,000	Merrill Lynch & Co., Inc.			899,734
	10/04/2006	5.40%
950,000	Merrill Lynch & Co., Inc.			947,525
	10/20/2006	5.33%
750,000	Merrill Lynch & Co., Inc.			743,450
	12/01/2006	5.38%
500,000	Merrill Lynch & Co., Inc.			494,915
	12/11/2006	5.37%
750,000	Morgan Stanley			749,562
	10/06/2006	5.35%
2,250,000	Morgan Stanley			2,244,094
	10/20/2006	5.35%
450,000	Nordea North America Inc.			450,000
	10/02/2006	5.48%
645,000	Nordea North America Inc.			642,178
	11/01/2006	5.38%
1,600,000	Nordea North America Inc.			1,593,000
	11/01/2006	5.39%
510,000	Nordea North America Inc.			504,729
	12/12/2006	5.38%
1,075,000	Prudential Financial, Inc.			1,073,727
	10/10/2006	5.46%
1,450,000	Prudential Financial, Inc.			1,448,061
	10/11/2006	5.48%
325,000	Prudential plc			324,619
	10/10/2006	5.40%
1,055,000	Prudential plc			1,049,472
	11/07/2006	5.38%
445,000	Prudential plc			442,664
	11/07/2006	5.38%
1,150,000	Prudential plc			1,138,260
	12/11/2006	5.39%
475,000	Toyota Motor Credit Corporation			474,724
	10/06/2006	5.33%
1,135,000	Toyota Motor Credit Corporation			1,128,606
	11/10/2006	5.31%
900,000	UBS Finance (Delaware) LLC			897,864
	10/18/2006	5.48%
250,000	UBS Finance (Delaware) LLC			249,198
	10/24/2006	5.36%
734,000	UBS Finance (Delaware) LLC			731,641
	10/24/2006	5.37%
800,000	UBS Finance (Delaware) LLC			797,197
	10/26/2006	5.38%
525,000	UBS Finance (Delaware) LLC			520,019
	12/06/2006	5.39%
625,000	Wal-Mart Stores, Inc.			622,463
	10/30/2006	5.32%
2,250,000	Wal-Mart Stores, Inc.			2,229,160
	12/05/2006	5.35%
				-----------
TOTAL Commercial Paper	(COST: $	68,368,752)		68,368,752
				-----------
Variable Rate Demand Note		( 0.02%)
-------------------------------------------------------------
13,226	Wisconsin Corporate Central Credit Union
	10/02/2006, 4.99%
TOTAL Variable Rate Demand Note		(COST: $	13,226)	13,226

TOTAL SECURITY HOLDINGS	(100.50	%):		68,381,978
LIABILITIES, NET OF OTHER ASSETS		( -0.50	%):	(338,681)
				-----------
TOTAL NET ASSETS:				$68,043,297
				-----------
				-----------

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of September 30, 2006, there are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 11/06/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 11/06/2006 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/06/2006